TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Marketing costs	€ 3,200	€ 3,000	€ 2,900
Trade and other current payables [abstract]
Trade accounts payable	1,138	1,105
Accrued customer marketing costs	701	753
Accrued deposits	274	282
Accrued compensation and benefits	234	269
Accrued taxes	251	273
Other accrued expenses	187	146
Trade and other current payables	€ 2,785	€ 2,828
Low
Trade And Other Payables [Line Items]
Trade payables settlement period	30 days
High
Trade And Other Payables [Line Items]
Trade payables settlement period	60 days